Accounts Receivable (Tables)	6 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Account Receivable

As of June 30, 2025 and December 31, 2025, accounts receivable consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Accounts receivable	140,731,559	143,085,831
Less: Allowance for credit losses	(26,660,972)	(26,660,972)
	114,070,587	116,424,859

Schedule of Movement of Allowance Against Expected Credit Losses

For the six months ended December 31, 2024 and 2025, the movement of allowance against expected credit losses was as the following:

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Opening balance	14,315,654	26,660,972
Provision (reversal of provision) of expected credit losses	291,960	—
Ending balance	14,607,614	26,660,972